ING SERIES FUND, INC.

ING Core Equity Research Fund

ING Corporate Leaders 100 Fund

(each, a “Fund”)

Supplement dated March 17, 2014

to each Fund’s Current Prospectuses and Summary Prospectuses

(each a “Prospectus” and collectively “Prospectuses”),

each dated September 30, 2013

ING Core Equity Research Fund

Effective May 1, 2014, Vincent Costa will be added as a portfolio manager and Michael Pytosh will be removed as a portfolio manager of the Fund. Effective May 1, 2014, the Fund’s prospectuses are revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectus, is deleted in its entirety and replaced with the following:

Portfolio Managers

Christopher F. Corapi	Vincent Costa, CFA
Portfolio Manager (since 02/04)	Portfolio Manager (since 05/14)

2.              The following replaces the third paragraph of the sub-section entitled “Management of the Funds — ING Core Equity Research Fund” of the Fund’s Prospectus:

Vincent Costa, CFA, Portfolio Manager, and Head of Quantitative Equity Research, is responsible for leading the portfolio implementation effort for all equity index funds and enhanced index funds. Mr. Costa joined ING IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a senior portfolio manager, managing global index and enhanced index products.

ING Corporate Leaders 100 Fund

Effective May 1, 2014, Steve Wetter and Kai Yee Wong are added as portfolio managers of the Fund. Effective May 1, 2014, the Fund’s prospectuses are revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Manager” of the summary section of the Fund’s Prospectus, is deleted in its entirety and replaced with the following:

Portfolio Managers

Vincent Costa, CFA	Steve Wetter
Portfolio Manager (since 06/08)	Portfolio Manager (since 05/14)

Kai Yee Wong
Portfolio Manager (since 05/14)

2.              The following replaces the sub-section entitled “Management of the Funds  — ING Corporate Leaders 100 Fund” of the Fund’s Prospectus:

The following individuals are responsible for the day-to-day management of ING Corporate Leaders 100 Fund.

Vincent Costa, CFA, Portfolio Manager, and Head of Quantitative Equity Research, is responsible for leading the portfolio implementation effort for all equity index funds and enhanced index funds. Mr. Costa joined ING IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions.  Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a senior portfolio manager, managing global index and enhanced index products.

Steve Wetter, Portfolio Manager, is responsible for portfolio management of quantitative and index equity investments. Mr. Wetter joined ING IM in April 2012 and prior to that he was a portfolio manager and trader at Mellon Asset Management (2007 – 2009), and Northern Trust (2003 – 2007).

Kai Yee Wong, Portfolio Manager, is responsible for the ING quantitative and index equity investment strategies. Prior to joining ING IM in 2012, Ms. Wong worked as a senior equity portfolio manager at Northern Trust, responsible for managing various global indices including developed, emerging, real estate, Topix, and socially responsible benchmarks (2003-2009).

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ING SERIES FUND, INC.

ING Core Equity Research Fund

ING Corporate Leaders 100 Fund

(each, a “Fund”)

Supplement dated March 17, 2014

to each Fund’s Current Statement of Additional Information (“SAI”),

dated September 30, 2013

Effective May 1, 2014, Vincent Costa will be added as a portfolio manager and Michael Pytosh will be removed as a portfolio manager of ING Core Equity Research Fund and Steve Wetter and Kai Yee Wong are added as portfolio managers of ING Corporate Leaders 100 Fund.

The Funds’ SAI is hereby revised as follows:

1.              The tables in the sub-sections entitled “Other Accounts Managed” and “Portfolio Manager Ownership of Securities” under the section entitled “Portfolio Managers” in the Funds’ SAI are hereby revised to add the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Steve Wetter(2)	17	$14,643,108,175	3	$93,086,547	3	$754,237,338
Kai Yee Wong(2)	14	$12,837,482,054	0	$0	0	$0

(2)                                 As of February 28, 2014.

Portfolio Manager Ownership of Securities

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Vincent Costa(1)	Core Equity Research	None
Steve Wetter(1)	Corporate Leaders 100	None
Kai Yee Wong(1)	Corporate Leaders 100	None

(1)                                 As of February 28, 2014.

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Vincent Costa(1)	Core Equity Research	$10,001 - $50,000

(1)                                 As of February 28, 2014.

The third paragraph of the subsection entitled “Portfolio Managers — Compensation” is deleted and replaced with the following:

Voya IM has defined indices (the S&P 500® Index for Mr. Corapi and Mr. Costa as portfolio managers for Core Equity Research Fund; the S&P 500® Index for Mr. Costa, Mr. Wetter and Ms. Wong as portfolio managers for Corporate Leaders 100 Fund; the Russell 1000® Growth Index for Mr. Corapi, Mr. Pytosh,

and Mr. Bianchi as portfolio managers for Large Cap Growth Fund; the Russell 2000® Index for Mr. Basset, Mr. Hasso, and Mr. Salopek as portfolio managers for Small Company Fund; and the Russell Mid Cap® Value Index for Mr. Corapi, Mr. Hasso, and Mr. Madonick as portfolio managers for Mid Cap Value Advantage Fund); and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus benchmark and peer groups over one-, three-, and five-year periods; and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) and revenue growth for all accounts managed by the team. The results for overall Voya IM scorecards are typically calculated on an asset weighted performance basis of the individual team scorecards.

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